CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 589	$ 500
Currency translation adjustments	(51)	(117)
Changes in derivative financial instruments, net of tax	14	(48)
Comprehensive income	552	335
Comprehensive loss attributable to noncontrolling interest		(2)
Comprehensive income attributable to Company	$ 552	$ 337